UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  DECEMBER 31, 2008



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED DECEMBER 31, 2008


                       USAA TAX EXEMPT MONEY MARKET FUND



[LOGO OF USAA]
    USAA(R)














PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA TAX EXEMPT MONEY MARKET FUND
DECEMBER 31, 2008












                                                                      (Form N-Q)

48461-0209                          (copyright)2009, USAA. All rights reserved.
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PORTFOLIO OF INVESTMENTS

December 31, 2008 (unaudited)

CATEGORIES AND DEFINITIONS

VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Bank of America, N.A., Bank of New York Mellon, Branch Banking & Trust Co., Citibank, N.A., Citigroup, Inc., Deutsche Bank A.G., Deutsche Postbank, Dexia Credit Local, Freddie Mac, JPMorgan Chase & Co., JPMorgan Chase Bank, N.A., Merrill Lynch & Co., Inc., National City Bank, Royal Bank of Canada, Societe Generale, or U.S. Bank, N.A.

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1 | USAA Tax Exempt Money Market Fund
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(NBGA)         Principal and interest payments are guaranteed by a nonbank guarantee agreement from one of the following: Du Pont (E.I.) De Nemours and Co., Freddie Mac, JPMorgan Chase & Co., Merrill Lynch & Co., Inc., Minnesota General Obligation, Montana Board of Investments Intercap Program, National Rural Utility Corp., or Texas Permanent School Fund.

(INS) Principal and interest payments are insured by one of the following: Assured Guaranty Corp., Berkshire Hathaway Assurance Corp., Financial Security Assurance Holdings Ltd., or
               National Indemnity Co. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

EDA            Economic Development Authority
EDC            Economic Development Corp.
IDA            Industrial Development Authority/Agency
IDB            Industrial Development Board
IDC            Industrial Development Corp.
ISD            Independent School District
PRE            Prerefunded to a date prior to maturity


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                                                    Portfolio of Investments | 2

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PORTFOLIO OF INVESTMENTS
(in thousands)

--------------------------------------------------------------------------------

USAA Tax Exempt Money Market Fund
December 31, 2008 (unaudited)
PRINCIPAL                                                  COUPON             FINAL
   AMOUNT      SECURITY                                      RATE          MATURITY           VALUE
---------------------------------------------------------------------------------------------------
               VARIABLE-RATE DEMAND NOTES (91.6%)

               ALABAMA (2.4%)
$   1,200      Fley Redevelopment Auth. (LOC - RBC Bank
                     (USA))                                 1.70%         6/01/2038   $       1,200
   11,160      Huntsville (LIQ) (a)                         1.55          5/01/2037          11,160
    2,130      Huntsville Educational Building Auth.
                     (LOC - SunTrust Bank)                  1.75         12/01/2022           2,130
    2,430      Marengo County Port Auth. (LOC - Compass
                     Bank)                                  1.30          7/01/2026           2,430
    1,020      Mobile Medical Clinic Board (LOC -
                     Regions Bank)                          1.70          2/01/2011           1,020
    3,615      Mobile Medical Clinic Board (LOC -
                     Regions Bank)                          2.00          3/01/2022           3,615
    3,980      Northport (LOC - Regions Bank)               2.00          7/01/2018           3,980
    8,500      Spanish Fort Redevelopment Auth.
                     (LIQ)(LOC - Bank of America, N.A.)
                     (a)                                    1.30          3/01/2012           8,500
   10,000      Tuscaloosa County IDA (LOC - JPMorgan
                     Chase Bank, N.A.)                      1.15          3/01/2027          10,000
   10,000      Tuscaloosa County IDA (LOC - JPMorgan
                     Chase Bank, N.A.)                      1.15         12/01/2027          10,000
   32,500      Tuscaloosa County Port Auth. (LOC -
                     Compass Bank)                          1.40         12/01/2031          32,500
                                                                                      -------------
                                                                                             86,535
                                                                                      -------------

               ARIZONA (0.9%)
   10,000      Arizona Sports and Tourism Auth. (LOC -
                     Allied Irish Banks plc)                0.80          7/01/2036          10,000
    8,600      Glendale IDA (LOC - Bank of America,
                     N.A.)                                  1.20          5/01/2028           8,600
    5,175      Phoenix Civic Improvement Corp.
                     (LIQ)(INS) (a)                         1.38          7/01/2041           5,175
    8,500      Verrado Western Overlay Community
                     Facilities District (LOC - Compass
                     Bank)                                  0.85          7/01/2029           8,500
                                                                                      -------------
                                                                                             32,275
                                                                                      -------------

               ARKANSAS (0.1%)
    5,175      Texarkana (LOC - PNC Bank, N.A.)             1.40          3/01/2021           5,175
                                                                                      -------------

               CALIFORNIA (1.5%)
   32,000      Golden State Tobacco Securitization Corp.
                     (LIQ)(NBGA) (a)                        4.87          6/01/2047          32,000
   20,000      Long Beach                                   1.50         10/01/2016          20,000
                                                                                      -------------
                                                                                             52,000
                                                                                      -------------

               COLORADO (4.5%)
    5,000      Arista Metropolitan District (LOC -
                     Compass Bank)                          0.85         12/01/2030           5,000
    3,335      Bachelor Gulch Metropolitan District (LOC
                     - Compass Bank)                        1.25         12/01/2023           3,335
    6,510      Base Village Metropolitan District No. 2
                     (LOC - U.S. Bank, N.A.)                1.25         12/01/2038           6,510

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3 | USAA Tax Exempt Money Market Fund
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PRINCIPAL                                                  COUPON             FINAL
   AMOUNT      SECURITY                                      RATE          MATURITY           VALUE
---------------------------------------------------------------------------------------------------

$   8,100      Brighton Crossing Metropolitan District
                     No. 4 (LOC - Compass Bank)             1.25%        12/01/2034   $       8,100
   22,000      Centerra Metropolitan District No. 1 (LOC
                     - Compass Bank)                        0.85         12/01/2029          22,000
    8,625      Commerce City Northern Infrastructure
                     General Improvement District (LOC -
                     U.S. Bank, N.A.)                       1.25         12/01/2038           8,625
    6,500      Cornerstar Metropolitan District Co. (LOC
                     - Compass Bank)                        1.25         12/01/2037           6,500
    4,590      Denver Urban Renewal Auth. (LOC - Zions
                     First National Bank)                   4.00         12/01/2015           4,590
    6,595      Denver Urban Renewal Auth. (LOC - Compass
                     Bank)                                  0.85          9/01/2017           6,595
    2,265      Denver Urban Renewal Auth. (LOC - Compass
                     Bank)                                  0.85          9/01/2017           2,265
   11,800      Denver Urban Renewal Auth. (LOC - Compass
                     Bank)                                  0.85          9/01/2017          11,800
   15,000      Denver Urban Renewal Auth. (LOC - U.S.
                     Bank, N.A.)                            1.20         12/01/2025          15,000
    2,150      El Paso County (LOC - JPMorgan Chase
                     Bank, N.A.)                            1.65         11/01/2021           2,150
    1,255      Health Facilities Auth. (LOC - JPMorgan
                     Chase Bank, N.A.)                      1.65          1/01/2018           1,255
    9,315      Health Facilities Auth. (LIQ)(LOC -
                     Citigroup, Inc.) (a)                   1.40         11/15/2032           9,315
    1,700      Housing and Finance Auth. IDA (LOC - U.S.
                     Bank, N.A.)                            1.35          4/01/2009           1,700
   23,990      Jefferson Metropolitan District
                     (LIQ)(NBGA) (a)                        3.11         12/01/2028          23,990
    6,970      Lowry Economic Redevelopment Auth. (LOC -
                     Compass Bank)                          0.85         12/01/2020           6,970
      880      Postsecondary Educational Facilities
                     Auth. (LOC - Wells Fargo Bank,
                     N.A.)                                  1.23          6/01/2011             880
    1,640      Postsecondary Educational Facilities
                     Auth. (LOC - JPMorgan Chase Bank,
                     N.A.)                                  1.65          4/01/2013           1,640
    6,650      Timnath Dev. Auth. (LOC - Compass Bank)      1.25         12/01/2029           6,650
    6,745      Triview Metropolitan District (LOC -
                     Compass Bank)                          1.25         11/01/2023           6,745
                                                                                      -------------
                                                                                            161,615
                                                                                      -------------

               DISTRICT OF COLUMBIA (1.2%)
   7,685       District of Columbia (LOC - SunTrust
                     Bank)                                  0.85         10/01/2030           7,685
   20,000      District of Columbia (LOC - Dexia Credit
                     Local)                                 1.85          6/01/2031          20,000
   13,890      Government (LIQ)(INS) (a)                    2.15          6/01/2020          13,890
                                                                                      -------------
                                                                                             41,575
                                                                                      -------------

               FLORIDA (7.7%)
   13,590      Brevard County Housing Finance Auth.
                     (LIQ)(NBGA) (a)                        1.36         12/01/2032          13,590
   15,995      Broward County Housing Finance Auth.
                     (LIQ)(NBGA) (a)                        1.46          9/01/2032          15,995
    5,995      Broward County School Board (INS)(LIQ) (a)   1.57          7/01/2022           5,995
    3,000      Escambia County Health Facilities Auth.
                     (LOC - Bank of America, N.A.)          1.35         11/15/2015           3,000
   9,110       Gulf Breeze (LOC - Bank of America, N.A.)    1.25          3/31/2021           9,110
   23,000      Highlands County Health Facilities (LOC -
                     SunTrust Bank)                         1.27         11/15/2026          23,000
    4,000      Highlands County Health Facilities (LOC -
                     SunTrust Bank)                         1.40         11/15/2026           4,000
    7,220       Highlands County Health Facilities (LOC -
                     SunTrust Bank)                         1.35         11/15/2030           7,220
   20,000      Highlands County Health Facilities (LOC -
                     SunTrust Bank)                         1.27         11/15/2034          20,000
   12,580      Highlands County Health Facilities (LOC -
                     SunTrust Bank)                         1.27         11/15/2034          12,580

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                                                                       Portfolio of Investments | 4

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PRINCIPAL                                                  COUPON             FINAL
   AMOUNT      SECURITY                                      RATE          MATURITY           VALUE
---------------------------------------------------------------------------------------------------

$   5,000      Hillsborough County IDA (LIQ)(LOC -
                     Citibank, N.A.) (a)                    1.40%        10/01/2041   $       5,000
   13,200      Housing Finance Corp. (LIQ)(NBGA) (a)        1.46         10/01/2032          13,200
    4,560      JEA (INS)(LIQ) (a)                           1.90         10/01/2013           4,560
    1,670      Lee County IDA (LOC - Fifth Third Bank)      3.37         12/01/2029           1,670
    2,000      Lee Memorial Health System                   6.00          4/01/2027           2,000
    7,000      Leesburg (LOC - Bank of Nova Scotia)         1.20          7/01/2036           7,000
   10,000      Miami Dade County School Board (INS)(LIQ)
                     (a)                                    1.57          5/01/2027          10,000
    2,535      Miami Dade County School Board (LIQ)(INS)
                     (a)                                    1.38         11/01/2031           2,535
   17,475      Orange County (LIQ)(LOC - U.S. Bank,
                     N.A.) (a)                              1.25         10/01/2028          17,475
   20,500      Orlando-Orange County Expressway Auth.
                     (LIQ)(INS)                             4.50          7/01/2032          20,500
    1,500      Palm Beach County (LOC - Northern Trust
                     Co.)                                   0.89          3/01/2027           1,500
   19,885      Pembroke Pines (INS)(LIQ)                    1.00          7/01/2032          19,885
    4,060      Pinellas County (INS)(LIQ) (a)               1.90          4/01/2012           4,060
   34,500      Sunshine State Governmental Financing
                     Commission (LOC - Dexia Credit
                     Local)                                 1.80          7/01/2016          34,500
    2,735      Temple Terrace (LOC - SunTrust Bank)         0.85         12/01/2030           2,735
    8,620      Univ. of North Florida Financing Corp.
                     (LIQ)(LOC - Deutsche Bank A.G.) (a)    1.21         11/01/2027           8,620
    6,500      Univ. of South Florida College of
                     Medicine Health Facilities (LOC -
                     SunTrust Bank)                         2.00          7/01/2037           6,500
                                                                                      ------------
                                                                                            276,230
                                                                                      -------------

               GEORGIA (2.9%)
   20,000      Atlanta (LIQ)(INS)                           3.50         11/01/2038          20,000
      750      Columbus Dev. Auth. (LOC - SunTrust Bank)    1.25          7/01/2010             750
   14,000      Floyd County Dev. Auth. (LOC - RBC Bank
                     (USA))                                 1.70          4/01/2017          14,000
   14,950      Floyd County Dev. Auth. (LOC - SunTrust
                     Bank)                                  1.75          3/01/2020          14,950
   25,300      Gainesville and Hall County Dev. Auth.
                     (LOC - Bank of America, N.A.)          1.35         11/15/2033          25,300
   30,150      Metropolitan Rapid Transit Auth. (LOC -
                     Bayerische Landesbank; WestLB A.G.)    1.00          7/01/2025          30,150
                                                                                      -------------
                                                                                            105,150
                                                                                      -------------

               HAWAII (0.3%)
    4,190      Pacific Health (LOC - Bank of Nova
                     Scotia)                                0.93          7/01/2033           4,190
    5,130      Pacific Health (LOC - Bank of Nova
                      Scotia)                               0.93          7/01/2033           5,130
                                                                                      -------------
                                                                                              9,320
                                                                                      -------------

               ILLINOIS (3.3%)
   13,325      Chicago (LIQ) (a)                            4.00          5/01/2014          13,325
    2,050      Chicago (LIQ)(INS) (a)                       1.66          1/01/2017           2,050
    8,890      Chicago Board of Education (INS)(LIQ) (a)    1.90          6/01/2016           8,890
    4,050      Chicago Board of Education (LIQ)(LOC -
                     Deutsche Bank A.G.) (a)                1.30         12/01/2026           4,050
   29,700      Chicago O'Hare International Airport (LOC
                     - Dexia Credit Local)                  1.25          1/01/2035          29,700
    4,200      Dev. Finance Auth.                           1.00          1/01/2016           4,200
    1,355      Dev. Finance Auth. (LOC - Northern Trust
                     Co.)                                   2.25          8/01/2022           1,355
    3,260      Finance Auth. (LOC - Fifth Third Bank)       3.25          3/01/2031           3,260
    4,500      Finance Auth. (LOC - Banco Santander)        1.20          7/01/2038           4,500
    1,625      Finance Auth. (LOC - RBS Citizens, N.A.)     1.45          9/01/2043           1,625
   19,990      Metropolitan Pier and Exposition Auth.
                     (LIQ)(LOC - Deutsche Bank A.G.) (a)    1.21          6/15/2034          19,990
   16,440      Metropolitan Pier and Exposition Auth.
                     (LIQ)(LOC - Deutsche Bank A.G.) (a)    1.21         12/15/2034          16,440
    6,000      Metropolitan Pier and Exposition Auth.
                     (LIQ)(LOC - Deutsche Bank A.G.) (a)    1.21         12/15/2039           6,000

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5 | USAA Tax Exempt Money Market Fund

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PRINCIPAL                                                  COUPON             FINAL
   AMOUNT      SECURITY                                      RATE          MATURITY           VALUE
---------------------------------------------------------------------------------------------------

$   4,249      Springfield Airport Auth.                    1.35%        10/15/2016   $       4,249
                                                                                      -------------
                                                                                            119,634
                                                                                      -------------

               INDIANA (1.8%)
    5,175      Benton (LIQ) (a)                             1.20          1/15/2014           5,175
    6,910      Berne (LOC - Federal Home Loan
                     Bank-Indianapolis)                     1.40         10/01/2033           6,910
      655      Crawfordsville (LOC - Federal Home Loan
                     Bank-Indianapolis)                     1.23          1/01/2030             655
    6,165      Dev. Finance Auth. (LOC - National City
                     Bank)                                  2.43          1/01/2027           6,165
    1,300      Huntington                                   1.30          6/26/2014           1,300
   13,660      Municipal Power Agency (LIQ)(INS) (a)        1.38          1/01/2016          13,660
   25,000      Reid Hospital and Health Care Services       3.00          1/01/2045          25,000
    1,800      St. Joseph County (LOC - Wells Fargo
                     Bank, N.A.)                            1.23          6/01/2022           1,800
    5,655      Winona Lake (LOC - Fifth Third Bank)         3.25          6/01/2031           5,655
                                                                                      -------------
                                                                                             66,320
                                                                                      -------------

               IOWA (2.6%)
    6,850      Chillicothe                                  1.00          1/01/2023           6,850
   12,750      Council Bluffs                               1.00          1/01/2025          12,750
    8,000      Finance Auth. (NBGA)                         1.33         11/01/2015           8,000
   34,900      Louisa County                                1.15         10/01/2024          34,900
    1,710      Sheldon                                      1.55         11/01/2015           1,710
   12,550      Wapello County (LOC - JPMorgan Chase
                     Bank, N.A.)                            1.20         10/01/2018          12,550
   17,005      Wapello County (LOC - JPMorgan Chase
                     Bank, N.A.)                            1.20         10/01/2031          17,005
                                                                                      -------------
                                                                                             93,765
                                                                                      -------------

               KANSAS (0.1%)
    4,005      North Newton (LOC - U.S. Bank, N.A.)         1.35          1/01/2023           4,005
                                                                                      -------------

               KENTUCKY (1.9%)
    1,850      Boone County (LOC - JPMorgan Chase Bank,
                     N.A.)                                  1.65         11/01/2021           1,850
   21,780      Economic Dev. Finance Auth. (INS)(LIQ)       1.30          8/01/2018          21,780
    2,000      Frankfort                                    1.30          5/07/2014           2,000
    9,005      Hancock County (LOC - SunTrust Bank)         1.40          7/01/2010           9,005
    9,490      Hancock County (LOC - SunTrust Bank)         1.40          7/01/2011           9,490
    1,770      Lexington-Fayette Urban County (LOC -
                     JPMorgan Chase Bank, N.A.)             1.65          7/01/2021           1,770
   18,110      Louisville and Jefferson County (LIQ) (a)    1.38          5/15/2036          18,110
    4,000      Williamstown (LOC - U.S. Bank, N.A.)         1.35          7/01/2038           4,000
                                                                                      -------------
                                                                                             68,005
                                                                                      -------------

               LOUISIANA (2.2%)
    1,550      Ascension Parish                             1.30          9/01/2010           1,550
    6,600      Ascension Parish                             0.80          3/01/2011           6,600
   18,739      Municipal Securities Trust (LIQ)(LOC -
                     Bank of New York Mellon) (a)           1.35          5/29/2014          18,739
   12,050      Municipal Securities Trust (LIQ)(LOC -
                     Bank of New York Mellon) (a)           1.25          6/24/2022          12,050
    9,970      New Orleans (LOC - Capital One, N.A.)        2.00          8/01/2024           9,970
    1,100      Public Facilities Auth.                      0.90          8/01/2017           1,100
    1,365      Public Facilities Auth. (LIQ)(LOC -
                     Branch Banking & Trust Co.) (a)        1.33          7/01/2018           1,365
    9,190      Public Facilities Auth. (LOC - Bank of
                     New York Mellon)                       1.25          4/01/2021           9,190
    3,875      Public Facilities Auth. (LOC - Capital
                     One, N.A.)                             1.85          7/01/2023           3,875
      700      Public Facilities Auth. (LOC - Capital
                     One, N.A.)                             2.00          7/01/2023             700
    3,685      Public Facilities Auth. (LOC - Capital
                     One, N.A.)                             1.85          7/01/2027           3,685

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                                                                       Portfolio of Investments | 6

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PRINCIPAL                                                  COUPON             FINAL
   AMOUNT      SECURITY                                      RATE          MATURITY           VALUE
---------------------------------------------------------------------------------------------------

$  11,550      State (LIQ)(INS) (a)                         1.66%         5/01/2036   $      11,550
                                                                                      -------------
                                                                                             80,374
                                                                                      -------------

               MAINE (0.4%)
   13,100      Finance Auth. (LOC - Fifth Third Bank)       3.00          7/01/2037          13,100
                                                                                      -------------

               MARYLAND (0.9%)
    1,000      Baltimore County IDA                         1.30          3/01/2014           1,000
    5,000      Chestertown (LOC - RBS Citizens, N.A.)       1.22          3/01/2038           5,000
    7,500      Gaithersburg (LIQ)(LOC - Citibank, N.A.)
                     (a)                                    1.40          1/01/2036           7,500
   20,475      Montgomery County Auth. (LOC -
                     Manufacturers & Traders Trust Co.)     1.35         12/01/2027          20,475
                                                                                      -------------
                                                                                             33,975
                                                                                      -------------

               MASSACHUSETTS (0.6%)
    5,500      Dev. Finance Agency (LOC - TD Bank, N.A.)    1.25          9/01/2038           5,500
   15,250      State (LIQ)(LOC - Societe Generale) (a)      1.25          8/01/2037          15,250
                                                                                      -------------
                                                                                             20,750
                                                                                      -------------

               MICHIGAN (4.2%)
   10,500      Building Auth. (LIQ)(LOC - Citibank,
                     N.A.) (a)                              1.34         10/15/2036          10,500
    7,100      Building Auth. (LIQ)(INS) (a)                2.16         10/15/2036           7,100
   21,235      Building Auth. (LIQ)(INS) (a)                2.25         10/15/2036          21,235
   22,675      Charlotte Hospital Finance Auth. (LOC -
                     Fifth Third Bank)                      3.25          5/01/2029          22,675
   13,670      Georgetown Township EDC (LOC - Huntington
                     National Bank)                         3.25         11/01/2019          13,670
   32,285      Marquette County (LOC - RBS Citizens,
                     N.A.)                                  1.40          3/01/2033          32,285
   32,140      Oakland County EDC (LOC - Fifth Third
                     Bank)                                  3.25          3/01/2029          32,140
    9,940      Strategic Fund (LOC - Huntington National
                     Bank)                                  3.25         11/01/2035           9,940
                                                                                      -------------
                                                                                            149,545
                                                                                      -------------

               MINNESOTA (0.6%)
    2,985      Canby Community Hospital District No.1       1.55         11/01/2026           2,985
    4,300      North Suburban Hospital District (LOC -
                     Wells Fargo Bank, N.A.)                1.30          2/01/2013           4,300
   13,790      State (LIQ) (a)                              1.38          6/01/2020          13,790
                                                                                      -------------
                                                                                             21,075
                                                                                      -------------

               MISSISSIPPI (1.0%)
   17,340      Business Finance Corp. (LOC - Regions
                     Bank)                                  1.70         10/01/2018          17,340
    7,310      Business Finance Corp. (LOC - Hancock
                     Bank)                                  2.30          4/01/2033           7,310
    9,900      Business Finance Corp. (LOC - Hancock
                     Bank)                                  2.00         12/01/2036           9,900
                                                                                      -------------
                                                                                             34,550
                                                                                      -------------

               MISSOURI (1.0%)
    4,500      Health and Educational Facilities Auth.
                     (LOC - Allied Irish Banks plc)         1.35          6/01/2023           4,500
    8,800      Health and Educational Facilities Auth.
                     (LOC - Commerce Bank, N.A.)            1.52          7/01/2025           8,800
    6,255      Health and Educational Facilities Auth.
                     (LOC - KBC Bank, N.V.)                 2.75          8/01/2029           6,255
   10,345      Health and Educational Facilities Auth.
                     (LOC - Bank of Oklahoma, N.A.)         1.55          7/01/2040          10,345
    6,600      Jackson County IDA (LOC - Commerce Bank,
                     N.A.)                                  1.52          7/01/2025           6,600
                                                                                      -------------
                                                                                             36,500
                                                                                      -------------

---------------------------------------------------------------------------------------------------
7 | USAA Tax Exempt Money Market Fund

---------------------------------------------------------------------------------------------------

PRINCIPAL                                                  COUPON             FINAL
   AMOUNT      SECURITY                                      RATE          MATURITY           VALUE
---------------------------------------------------------------------------------------------------

               NEBRASKA (0.3%)
$   3,700      Elementary and Secondary School Finance
                     Auth. (LOC - Fifth Third Bank)         2.28%         9/01/2029   $       3,700
    3,390      Elementary and Secondary School Finance
                     Auth. (LOC - Fifth Third Bank)         2.28          9/01/2029           3,390
    2,130      Sarpy County                                 1.30          7/01/2013           2,130
                                                                                      -------------
                                                                                              9,220
                                                                                      -------------

               NEVADA (2.2%)
   10,760      Clark County (INS)(LIQ) (a)                  1.57          7/01/2019          10,760
   28,700      Clark County (LOC - Bayerische
                     Landesbank)                            0.85          7/01/2029          28,700
   30,000      Clark County (LOC - Landesbank
                     Baden-Wurttemberg)                     0.85          7/01/2040          30,000
    9,925      Clark County School District (INS)(LIQ)
                     (a)                                    1.90         12/15/2013           9,925
                                                                                      -------------
                                                                                             79,385
                                                                                      -------------

               NEW HAMPSHIRE (0.1%)
    4,240      Health and Education Facilities Auth.
                     (LOC - TD Bank, N.A.)                  1.23          9/01/2037           4,240
                                                                                      -------------

               NEW JERSEY (0.7%)
   13,135      Camden County Improvement Auth. (LOC - TD
                     Bank, N.A.)                            1.15          8/01/2032          13,135
    3,335      EDA (LOC - Valley National Bank)             1.90          3/01/2031           3,335
    9,830      Health Care Facilities Financing Auth.
                     (LIQ)(LOC - Bank of America, N.A.)
                     (a)                                    1.30          7/01/2013           9,830
                                                                                      -------------
                                                                                             26,300
                                                                                      -------------

               NEW YORK (6.8%)
    4,000      Broome County IDA (LOC - Manufacturers &
                     Traders Trust Co.)                     1.30          7/01/2023           4,000
   34,000      Dormitory Auth. (LIQ)(INS)                   3.50          2/15/2021          34,000
    5,340      Dormitory Auth. (LOC - Key Bank, N.A.)       1.65          7/01/2038           5,340
   13,495      Dutchess County IDA (LOC - Key Bank,
                     N.A.)                                  1.75          7/01/2031          13,495
   13,000      Dutchess County IDA (LOC - Key Bank,
                     N.A.)                                  1.30          7/01/2038          13,000
    3,730      Erie County IDA (INS)(LIQ) (a)               1.85         11/01/2015           3,730
   33,000      Long Island Power Auth. (LIQ)(INS)           4.00         12/01/2029          33,000
    2,145      Monroe County IDA (LOC - Manufacturers &
                     Traders Trust Co.)                     1.35         12/01/2034           2,145
    3,600      New York City (LIQ) (a)                      1.18          1/01/2015           3,600
    1,900      New York City (LOC - Dexia Credit Local)     1.00          3/01/2034           1,900
   13,510      New York City Housing Dev. Corp. (LOC -
                     Landesbank Hessen-Thuringen)           0.95         12/01/2036          13,510
   35,000      New York City Housing Dev. Corp. (LOC -
                     Landesbank Hessen-Thuringen)           0.95          6/01/2039          35,000
    1,100      New York City Trust for Cultural
                     Resources (PRE) (LIQ) (a)              1.15          7/01/2029           1,100
   29,220      Triborough Bridge and Tunnel Auth. (LIQ)
                     (a)                                    1.70         11/15/2018          29,220
   49,665      Triborough Bridge and Tunnel Auth. (LOC -
                     Bayerische Landesbank)                 0.90          1/01/2032          49,665
                                                                                      -------------
                                                                                            242,705
                                                                                      -------------

               OHIO (5.5%)
   22,300      Air Quality Dev. Auth.                       4.85          9/01/2030          22,300
   15,300      Air Quality Dev. Auth. (LOC - Key Bank,
                     N.A.)                                  1.40          6/01/2033          15,300
    4,900      Akron, Bath and Copley Joint Township
                     Hospital District (LOC - JPMorgan
                     Chase Bank, N.A.)                      1.40         11/01/2034           4,900
    6,365      Cincinnati School District (LIQ)(INS) (a)    1.66         12/15/2032           6,365
    6,000      Clark County IDA (LOC - Deutsche Bank,
                     A.G.)                                  2.48         12/01/2010           6,000
    5,145       Clinton County (LOC - Fifth Third Bank)     2.75         11/01/2020           5,145

---------------------------------------------------------------------------------------------------
                                                                       Portfolio of Investments | 8

---------------------------------------------------------------------------------------------------

PRINCIPAL                                                  COUPON             FINAL
   AMOUNT      SECURITY                                      RATE          MATURITY           VALUE
---------------------------------------------------------------------------------------------------

$   7,575      Crawford County (LOC - Huntington
                     National Bank)                         3.15%        10/01/2023   $       7,575
      600      Cuyahoga County (LOC - JPMorgan Chase
                     Bank, N.A.)                            1.20         11/01/2019             600
    6,485      Darke County (LOC - Fifth Third Bank)        3.25         12/01/2024           6,485
    9,055      Hamilton County (LOC - Key Bank, N.A.)       1.50          6/01/2035           9,055
    4,670      Higher Educational Facility (LOC -
                     Huntington National Bank)              3.15          6/01/2026           4,670
    3,600      Hilliard (LOC - U.S. Bank, N.A.)             1.35          8/01/2012           3,600
    9,745      Logan County (LOC - Fifth Third Bank)        3.25          4/01/2027           9,745
    9,900      Lorain County (LOC - JPMorgan Chase Bank,
                     N.A.)                                  1.25         11/01/2021           9,900
    2,800      Meigs County (LOC - U.S. Bank, N.A.)         1.35          8/01/2012           2,800
   21,885      Northeast Regional Sewer District (LIQ)                                        1,885
                     (a)                                    1.55         11/15/2033          21,885
    7,320      State (LOC - National City Bank)             2.38          6/01/2023           7,320
   25,530      Univ. of Akron (INS)(LIQ)                    2.50          1/01/2029          25,530
   24,450      Univ. of Akron (INS)(LIQ)                    2.50          1/01/2029          24,450
    3,000      Warren County (LOC - U.S. Bank, N.A.)        1.35          8/01/2012           3,000
                                                                                      -------------
                                                                                            196,625
                                                                                      -------------

               OKLAHOMA (3.1%)
    8,700      Garfield County Industrial Auth.             1.15          1/01/2025           8,700
    2,700      IDA (LOC - JPMorgan Chase Bank, N.A.)        1.65          8/01/2018           2,700
   32,400      Muskogee Industrial Trust                    1.24          1/01/2025          32,400
   55,900      Muskogee Industrial Trust                    0.95          6/01/2027          55,900
   11,700      Tulsa Industrial Auth. (LOC - Bank of
                     Oklahoma, N.A.)                        1.45         11/01/2026          11,700
                                                                                      -------------
                                                                                            111,400
                                                                                      -------------

               OREGON (1.1%)
   38,100      Port of Portland (LOC - Bank of
                     Tokyo-Mitsubishi UFJ, Ltd.)            1.30         12/01/2014          38,100
                                                                                      -------------

               PENNSYLVANIA (6.0%)
   30,045      Allegheny County Hospital Dev. Auth.
                     (LIQ)(NBGA) (a)                        1.28          1/15/2011          30,045
    5,000      Allegheny County IDA (LIQ)(LOC - National
                     City Bank)                             3.25          7/01/2027           5,000
    2,600      Chartiers Valley Industrial and
                     Commercial Dev. Auth.                  1.55         11/15/2017           2,600
   11,565      Elizabethtown IDA (LOC - Fulton Bank)        1.35          6/15/2029          11,565
    2,500      Higher Educational Facilities Auth. (LOC
                     - Fulton Bank)                         1.55         11/01/2028           2,500
    4,000      Higher Educational Facilities Auth. (LOC
                     - Fulton Bank)                         1.55         11/01/2033           4,000
    5,000      Lancaster IDA (LOC - Fulton Bank)            1.45         11/01/2028           5,000
   12,175      Lancaster Municipal Auth. (LOC - Fulton
                     Bank)                                  1.25          5/01/2036          12,175
   40,000      Moon IDA (LOC - Bank of Scotland)            1.75          7/01/2038          40,000
   12,350      Northampton County IDA (LOC - Fulton
                     Bank)                                  1.35          1/01/2038          12,350
   11,260      Philadelphia (INS)(LIQ) (a)                  3.42          3/01/2013          11,260
   39,100      Philadelphia (LIQ)(INS)                      4.75          8/01/2031          39,100
    9,985      Reading School District (LIQ)(LOC -
                     Deutsche Bank A.G.) (a)                1.20          1/15/2034           9,985
    9,225      School District of Philadelphia
                     (INS)(LIQ) (a)                         3.42          6/01/2023           9,225
   20,300      Water Auth. (LIQ)(INS)                       4.25         11/01/2024          20,300
                                                                                      -------------
                                                                                            215,105
                                                                                      -------------

               PUERTO RICO (1.2%)
   33,890      Commonwealth (LIQ)(LOC - Bank of America,
                     N.A.) (a)                              1.25          7/01/2011          33,890

---------------------------------------------------------------------------------------------------
9 | USAA Tax Exempt Money Market Fund

---------------------------------------------------------------------------------------------------

PRINCIPAL                                                  COUPON             FINAL
   AMOUNT      SECURITY                                      RATE          MATURITY           VALUE
---------------------------------------------------------------------------------------------------

$   8,000      Electric Power Auth. (LIQ)(LOC -
                     Citibank, N.A.) (a)                    1.37%         9/03/2009   $       8,000
                                                                                      -------------
                                                                                             41,890
                                                                                      -------------

               SOUTH CAROLINA (1.5%)
   15,075      Charleston County School District
                     (INS)(LIQ) (a)                         1.57         12/01/2030          15,075
   29,360      Jobs EDA (LOC - Regions Bank)                2.25         10/01/2035          29,360
    7,755      Jobs EDA (LOC - SunTrust Bank)               1.27         11/01/2035           7,755
                                                                                      -------------
                                                                                             52,190
                                                                                      -------------

               SOUTH DAKOTA (1.5%)
    3,975      Health and Educational Facilities Auth.      1.55         11/01/2020           3,975
    3,930      Health and Educational Facilities Auth.      1.55         11/01/2025           3,930
    8,305      Health and Educational Facilities Auth.      1.55         11/01/2027           8,305
   36,495      Health and Educational Facilities Auth.
                     (LOC - Allied Irish Banks plc)         1.28          7/01/2033          36,495
                                                                                      -------------
                                                                                             52,705
                                                                                      -------------

               TENNESSEE (0.6%)
    2,500      Jackson Health, Educational and Housing
                     Facility Board (LOC - Regions Bank)    1.43          9/01/2016           2,500
    3,195      Jackson Health, Educational and Housing
                     Facility Board (LOC - Regions Bank)    1.58          7/01/2024           3,195
   15,000      Johnson City Health and Educational
                     Facilities Board (LOC - Regions
                     Bank)                                  1.65          7/01/2038          15,000
                                                                                      -------------
                                                                                             20,695
                                                                                      -------------

               TEXAS (9.8%)
   11,000      Atascosa County IDC (NBGA)                   1.20          6/30/2020          11,000
    1,120      Bell County Health Facilities Dev. Corp.
                     (LOC - JPMorgan Chase Bank, N.A.)      1.65          5/01/2023           1,120
    2,615      Cameron Education Corp. (LOC - JPMorgan
                     Chase Bank, N.A.)                      1.65          6/01/2031           2,615
    9,105      Crawford Education Facilities Corp. (LOC
                     - BNP Paribas)                         1.55          5/01/2035           9,108
    8,210      Denton County (LIQ) (a)                      1.70          7/15/2011           8,210
    9,570      El Paso County Hospital District (LIQ) (a)   1.70          8/15/2013           9,570
   10,275      Forney ISD (LIQ)(NBGA) (a)                   1.27          8/15/2033          10,275
   12,000      Harris County (LIQ)(LOC - U.S. Bank,
                     N.A.) (a)                              1.20          8/15/2012          12,000
    2,595      Houston (LIQ)(LOC - Deutsche Bank A.G.)
                     (a)                                    1.21         11/15/2026           2,595
   14,550      Houston (LIQ)(INS) (a)                       1.38          5/15/2027          14,550
   18,650      Houston (LIQ)(INS) (a)                       1.38         11/15/2031          18,650
   13,335      Houston (LIQ)(INS) (a)                       2.16          7/01/2032          13,335
   53,350      Houston (LOC - Bank of America, N.A.;
                     Bank of New York Mellon; Dexia
                     Credit Local; State Street Bank and
                     Trust Co.)                             1.20          5/15/2034          53,350
   29,460      Houston (LOC - Bank of America, N.A.;
                     Bank of New York Mellon; Dexia
                     Credit Local; State Street Bank and
                     Trust Co.)                             1.20          5/15/2034          29,460
    6,390      Houston ISD (LIQ)(NBGA) (a)                  1.25          1/09/2014          26,390
    7,435      Judson ISD (INS)(LIQ) (a)                    1.57          2/01/2037           7,435
    1,800      North Central IDA                            1.30         10/01/2013           1,800
   22,730      Rockwall ISD (LIQ)(NBGA) (a)                 1.28          2/24/2009          22,730
   16,455      Student Housing Auth. (LIQ)(NBGA) (a)        1.38         10/01/2033          16,455
   25,000      Tarrant County Health Facilities Dev.
                     (LOC - HSH Nordbank A.G.)              1.65          8/15/2036          25,000
   14,470      Tarrant County Housing Finance Corp.
                     (LIQ)(NBGA) (a)                        1.36         11/01/2029          14,470
   19,500      Transportation Commission (LIQ) (a)          1.36          4/01/2033          19,500
    9,090      Transportation Commission (LIQ) (a)          1.36          4/01/2035           9,090


---------------------------------------------------------------------------------------------------
                                                                      Portfolio of Investments | 10

---------------------------------------------------------------------------------------------------

PRINCIPAL                                                  COUPON             FINAL
   AMOUNT      SECURITY                                      RATE          MATURITY           VALUE
---------------------------------------------------------------------------------------------------

$   5,800      Trinity Higher Educational Facilities
                     Corp. (LOC - Amegy Bank, N.A.)         2.75%         4/01/2038   $       5,800
   25,635      Turnpike Auth. (LIQ)(INS) (a)                1.38          8/15/2042          25,635
                                                                                      -------------
                                                                                            350,140
                                                                                      -------------

               VIRGINIA (4.0%)
   20,380      Alexandria IDA (LOC - Branch Banking &
                     Trust Co.)                             1.25         10/01/2030          20,380
    4,875      Alexandria IDA (LOC - Branch Banking &
                     Trust Co.)                             1.25         10/01/2035           4,875
   25,000      Clarke County IDA (INS)(LIQ)                 1.20          1/01/2030          25,000
    3,500      Fairfax County EDA (LOC - SunTrust Bank)     0.85          6/01/2037           3,500
   22,085      Harrisonburg Redevelopment and Housing
                     Auth. (LIQ)(NBGA) (a)                  1.36          2/01/2026          22,085
   16,050      Lynchburg IDA (LOC - SunTrust Bank)          1.27          1/01/2035          16,050
   42,180      Norfolk EDA                                  1.75         11/01/2034          42,180
    8,505      Russell 150 Community Dev. Auth.
                     (LIQ)(NBGA) (a)                        3.13          3/01/2036           8,505
    1,355      Suffolk Redevelopment and Housing Auth.
                     (LIQ)(NBGA) (a)                        1.31          7/01/2024           1,355
                                                                                      -------------
                                                                                            143,930
                                                                                      -------------

               WASHINGTON (2.2%)
    8,280      Central Puget Sound Regional Transit
                     Auth. (INS)(LIQ) (a)                   1.90         11/01/2015           8,280
    4,990      Central Washington Univ. (INS)(LIQ) (a)      3.00          5/01/2016           4,990
    3,385      Economic Dev. Finance Auth. (LOC - Bank
                     of America, N.A.)                      1.25          6/01/2029           3,385
    4,395      Health Care Facilities Auth. (INS)(LIQ)
                     (a)                                    3.42          8/15/2013           4,395
   17,500      Health Care Facilities Auth. (LOC - Key
                     Bank, N.A.)                            1.65          7/01/2038          17,500
   10,540      Higher Education Facilities Auth.            1.45         10/01/2031          10,540
   30,270      State Housing Finance Commission (LOC -
                     HSH Nordbank A.G.)                     1.65          3/01/2036          30,270
                                                                                      -------------
                                                                                             79,360
                                                                                      -------------

               WEST VIRGINIA (0.9%)
    2,775      Harrison County (LOC - U.S. Bank, N.A.)      1.35         12/01/2012           2,775
    9,630      Marshall County                              0.80          3/01/2026           9,630
    3,100      Monongalia County (LOC - U.S. Bank, N.A.)    1.35         12/01/2012           3,100
   15,600      Monongalia County (LOC - JPMorgan Chase
                     Bank, N.A.)                            1.25          7/01/2040          15,600
    2,200      Ripley (LOC - U.S. Bank, N.A.)               1.35         12/01/2012           2,200
                                                                                      -------------
                                                                                             33,305
                                                                                      -------------

               WISCONSIN (1.4%)
   13,520      Health and Educational Facilities Auth.
                     (LOC - M&I Marshall & Ilsley Bank)     1.40          6/01/2022          13,520
      820      Health and Educational Facilities Auth.
                     (LOC - JPMorgan Chase Bank, N.A.)      1.65          5/01/2026             820
    4,100      Health and Educational Facilities Auth.
                     (LOC - JPMorgan Chase Bank, N.A.)      1.30         10/01/2033           4,100
    5,000      Health and Educational Facilities Auth.
                     (LOC - JPMorgan Chase Bank, N.A.)      1.30         10/01/2033           5,000
   11,000      Health and Educational Facilities Auth.
                     (LOC - M&I Marshall & Ilsley Bank)     3.00          6/01/2035          11,000
    8,000      Milwaukee                                    1.92          9/01/2015           8,000
    2,305      Milwaukee Redevelopment Auth. (LOC -
                     JPMorgan Chase Bank, N.A.)             1.20          5/01/2025           2,305
    7,250      Sheboygan                                    1.92          9/01/2015           7,250
                                                                                      -------------
                                                                                             51,995
                                                                                      -------------

---------------------------------------------------------------------------------------------------
11 | USAA Tax Exempt Money Market Fund

---------------------------------------------------------------------------------------------------

PRINCIPAL                                                  COUPON             FINAL
   AMOUNT      SECURITY                                      RATE          MATURITY           VALUE
---------------------------------------------------------------------------------------------------

               WYOMING (0.6%)
$  16,500      Converse County                              2.55%        12/01/2020   $      16,500
    6,305      Sweetwater County                            2.55         12/01/2020           6,305
                                                                                      -------------
                                                                                             22,805
                                                                                      -------------
               Total Variable-Rate Demand Notes (cost: $3,283,568)                        3,283,568
                                                                                      -------------

               PUT BONDS (3.8%)
               ALABAMA (0.2%)
    8,000      Mobile IDB                                   2.00          7/15/2034           8,000
                                                                                      -------------

               COLORADO (0.5%)
    4,485      Central Platte Valley Metropolitan
                     District (LOC - BNP Paribas)           3.00         12/01/2031           4,485
    9,700      Central Platte Valley Metropolitan
                     District (LOC - BNP Paribas)           3.00         12/01/2036           9,700
    3,570      NBC Metropolitan District (LOC - U.S.
                     Bank, N.A.)                            2.25         12/01/2030           3,570
                                                                                      -------------
                                                                                             17,755
                                                                                      -------------

               GEORGIA (0.3%)
   11,000      Monroe County Dev. Auth.                     1.95         11/01/2048          11,000
                                                                                      -------------

               MASSACHUSETTS (0.2%)
    8,722      Health and Educational Facilities Auth.      2.85         11/01/2033           8,722
                                                                                      -------------

               MISSISSIPPI (0.4%)
    7,445      Claiborne County (NBGA)                      2.50         12/01/2015           7,445
    5,100      Claiborne County (NBGA)                      2.75         12/01/2015           5,100
                                                                                      -------------
                                                                                             12,545
                                                                                      -------------

               MONTANA (1.3%)
    9,520      Board of Investments (NBGA)                  3.25          3/01/2017           9,520
   12,110      Board of Investments (NBGA)                  3.25          3/01/2018          12,110
   11,750      Board of Investments (NBGA)                  3.25          3/01/2025          11,750
   12,635      Board of Investments (NBGA)                  3.25          3/01/2028          12,635
                                                                                      -------------
                                                                                             46,015
                                                                                      -------------

               OHIO (0.4%)
   15,000      Ohio State Univ.                             3.75         12/01/2028          15,000
                                                                                      -------------
               PENNSYLVANIA (0.3%)
    9,080      Montgomery County IDA (LOC - Wachovia
                     Bank, N.A.)                            2.85          4/01/2037           9,080
                                                                                      -------------

               TEXAS (0.2%)
    8,500      Northside ISD (LIQ)(NBGA)                    2.00          8/01/2033           8,500
                                                                                      -------------
               Total Put Bonds (cost: $136,617)                                             136,617
                                                                                      -------------

               FIXED-RATE INSTRUMENTS (4.6%)
               CALIFORNIA (1.4%)
    5,000      State                                        7.50          1/07/2009           5,000
   20,000      State                                        7.00          1/08/2009          20,000
   15,000      State                                        7.00          1/09/2009          15,000

---------------------------------------------------------------------------------------------------
                                                                      Portfolio of Investments | 12

---------------------------------------------------------------------------------------------------

PRINCIPAL                                                  COUPON             FINAL
   AMOUNT      SECURITY                                      RATE          MATURITY           VALUE
---------------------------------------------------------------------------------------------------

$  10,000      State                                        5.50%         6/22/2009   $      10,057
                                                                                      -------------
                                                                                             50,057
                                                                                      -------------

               MICHIGAN (0.6%)
   20,000      State                                        3.00          9/30/2009          20,139
                                                                                      -------------

               MINNESOTA (1.0%)
    1,000      East Grand Forks ISD (NBGA)                  2.50          9/22/2009           1,003
    3,295      Greenway ISD (NBGA)                          2.50          9/17/2009           3,305
    3,750      Litchfield ISD (NBGA)                        2.50          9/17/2009           3,762
    3,040      New London-Spicer ISD (NBGA)                 2.50          8/28/2009           3,053
    1,415      New York Mills ISD (NBGA)                    2.75          9/21/2009           1,423
    1,695      Ogilvie ISD (NBGA)                           2.75          8/17/2009           1,705
    3,780      Park Rapids ISD (NBGA)                       2.75          8/24/2009           3,802
    8,119      St. Paul Airports (LOC - WestLB A.G.)        2.75          2/02/2009           8,119
    2,175      Warroad ISD (NBGA)                           3.00          8/07/2009           2,190
    1,875      Waseca ISD (NBGA)                            2.50          9/23/2009           1,881
    4,500      West St. Paul ISD (NBGA)                     3.00          3/19/2009           4,511
                                                                                      -------------
                                                                                             34,754
                                                                                      -------------

               MONTANA (0.1%)
    4,685      Board of Investments (NBGA)                  3.25          3/01/2009           4,685
                                                                                      -------------

               TEXAS (1.5%)
   10,000      Houston                                      1.80          1/15/2009          10,000
   27,750      Houston                                      3.75          1/20/2009          27,750
    6,000      Houston                                      2.50          2/05/2009           6,000
   10,000      Houston                                      3.00          2/12/2009          10,000
                                                                                      -------------
                                                                                             53,750
                                                                                      -------------
               Total Fixed-Rate Instruments(cost: $163,385)                                 163,385
                                                                                      -------------

               Total Investments (cost: $3,583,570)                                   $   3,583,570
                                                                                      =============

---------------------------------------------------------------------------------------------------
13 | USAA Tax Exempt Money Market Fund

--------------------------------------------------------------------------------
NOTES TO PORTFOLIO
OF INVESTMENTS

December 31, 2008 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA Tax Exempt Money Market Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

2. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value (NAV) approved by the Trust's Board of Trustees.

B. FAIR VALUE MEASUREMENTS - Effective April 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure purposes. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

--------------------------------------------------------------------------------
14 | USAA Tax Exempt Money Market Fund

--------------------------------------------------------------------------------

The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund's assets as of December 31, 2008:

VALUATION INPUTS                                     INVESTMENTS IN SECURITIES
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Level 1 - Quoted Prices                                         $            -
Level 2 - Other Significant Observable Inputs                    3,583,570,000
Level 3 - Significant Unobservable Inputs                                    -
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Total                                                           $3,583,570,000
------------------------------------------------------------------------------

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund had no delayed-delivery or when-issued commitments as of December 31, 2008.

D. GUARANTEE PROGRAM - On December 4, 2008, Trust's Board of Trustees approved the continuation of the Fund's participation in the U.S. Department of the Treasury's (the U.S. Treasury) Temporary Guarantee Program for Money Market Funds (the Program). Subject to certain terms and conditions, the Program provides coverage to shareholders for amounts held in participating money market funds as of the close of business on September 19, 2008. If the Fund's NAV declines to below $0.995 after that date (Guarantee Event), the Program will provide coverage to Fund shareholders for up to $1 per share for the lesser of either the number of shares the shareholder held in the Fund at the close of business on that date or the number of shares the shareholder holds on the date that the Guarantee Event occurs. Fund shares acquired after September 19, 2008, generally are not covered under the Program. Additionally, shareholders not invested in the Fund on September 19, 2008, or shareholders who had a zero balance after September 19, 2008, will not be covered under the Program. The Fund will be responsible for payment of fees required to continue its participation in the Program without regard to any waivers or expense limitations in effect for the Fund. The participation fee for the term of the Program (ending April 30, 2009) is 0.015% of the number of shares outstanding of the Fund as of September 19, 2008. Prior to December 19, 2008 the participation fee for the initial three-month term of the Program was 0.01% of the number of shares outstanding of the Fund as of September 19, 2008. As a requirement of continued participation in the Program, the Fund has agreed to liquidate within approximately 30 days if a Guarantee Event occurs. Participation in the Program does not guarantee a $1 NAV upon redemption or liquidation of shares. The amount of coverage is dependent on the availability of assets in the Exchange Stabilization Fund as determined by the U.S. Treasury. The Program will provide coverage to shareholders as of September 19, 2008. The Secretary of the U.S. Treasury (the Secretary) may

--------------------------------------------------------------------------------
15 | USAA Tax Exempt Money Market Fund

--------------------------------------------------------------------------------

extend the Program until September 18, 2009; however, no decision has been made to extend the Program beyond April 30, 2009. If the Program is extended, the Trust's Board of Trustees again will consider whether to continue to participate, and the Fund would have to renew its participation and pay additional fees required at the extension point to maintain coverage. If the Fund does not participate in this extension, it will not be eligible to participate in any potential further extension of the Program. If the Secretary chooses not to renew the Program after April 30, 2009, the Program will terminate. The U.S. Treasury and the Internal Revenue Service have issued guidance that confirms participation in the Program will not be treated as a federal guarantee that jeopardizes the tax-exempt treatment of payments by the Fund.

E. As of December 31, 2008, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $3,585,035,000 at December 31, 2008, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

--------------------------------------------------------------------------------
                                          Notes to Portfolio of Investments | 16



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended December 31, 2008

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    02/24/2009
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    02/25/2009
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    02/25/2009
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.